CONSOLIDATED BALANCE SHEETS		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CURRENT ASSETS:
Cash and cash equivalents		$ 156,696,000	$ 15,645,000
Trade receivables, net (allowance for doubtful accounts of $81 and $121 at December 31, 2021 and 2020, respectively)		35,422,000	34,804,000
Prepaid expenses and other current assets		3,131,000	1,174,000
Total current assets		195,249,000	51,623,000
NON-CURRENT ASSETS:
Long-term deposit		310,000	348,000
Long-term restricted deposits		462,000	447,000
Property and equipment, net		4,840,000	2,325,000
Goodwill		4,555,000	4,555,000
Intangible assets, net		0	33,000
Other non-current assets		116,000	127,000
Total non-current assets		10,283,000	7,835,000
TOTAL ASSETS		205,532,000	59,458,000
CURRENT LIABILITIES:
Trade payables		5,026,000	1,854,000
Employees and payroll accruals		7,742,000	6,506,000
Accrued expenses and other current liabilities		3,082,000	1,155,000
Current portion of long-term debt		6,000,000	1,527,000
Total current liabilities		21,850,000	11,042,000
NON-CURRENT LIABILITIES:
Long-term debt		0	7,506,000
Other non-current liabilities		3,455,000	3,144,000
Warrants liability		18,972,000	499,000
Total non-current liabilities		22,427,000	11,149,000
TOTAL LIABILITIES		44,277,000	22,191,000
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)
TEMPORARY EQUITY
Preferred stocks - Authorized: 500,000 and 74,236,896 at December 31, 2021 and 2020, respectively; Issued and Outstanding: 0 and 73,690,340 at December 31, 2021 and 2020, respectively	[1]	0	86,997,000
STOCKHOLDERS’ EQUITY (DEFICIT):
Common stocks of $0.0001 par value - Authorized: 500,000,000 and 100,634,071 at December 31, 2021 and 2020, respectively; Issued: 119,017,380 and 18,189,937 at December 31, 2021 and 2020, respectively; Outstanding: 119,017,380 and 16,275,609 at December 31, 2021 and 2020, respectively	[1]	12,000	2,000
Treasury stocks, at cost (0 and 1,914,328 stocks at December 31, 2021 and 2020)	[1]	0	(1,629,000)
Additional paid-in capital	[1]	293,719,000	10,000
Accumulated deficit		(132,476,000)	(48,113,000)
Total stockholders’ equity (deficit)		161,255,000	(49,730,000)
TOTAL LIABILITIES, TEMPORARY EQUITY, AND STOCKHOLDERS’ EQUITY (DEFICIT)		$ 205,532,000	$ 59,458,000
Exchange ratio		1.337

[1]	Prior period results have been adjusted to reflect the exchange of Innovid Inc’s common stock for Innovid Corp’s common stock at an exchange ratio of approximately 1.337 as a result of the Transaction. See Note 5, “Transaction and Business Combination” in the notes to the consolidated financial statements for further details.